Summary of Significant Accounting Principles (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Principles
Basis of Accounting and Principles of Consolidation
Basis of Accounting and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The results of interim periods are not necessarily indicative of the results for the entire year. Certain information and note disclosures, normally included in financial statements prepared in accordance with GAAP, have been condensed or omitted from these statements and, accordingly, these statements should be read in conjunction with the Company’s audited consolidated financial statements as filed with the SEC in its Annual Report on Form
10-K
for the fiscal year ended December 31, 2024.
These condensed consolidated statements include the accounts STORE Capital LLC, its wholly-owned subsidiaries, and special purpose entities and variable interest entities (“VIEs”) that it controls through its voting interest and other means. One of the Company’s wholly owned subsidiaries, STORE Capital Advisors, LLC, provides all the general and administrative services for the day-to-day
operations of the consolidated group, including property acquisition and lease origination, real estate portfolio management and marketing, accounting and treasury services. The remaining subsidiaries were formed to acquire and hold real estate investments or to facilitate non-recourse
secured borrowing activities. Generally, the initial operations of the real estate subsidiaries are funded by an interest-bearing
intercompany loan from STORE Capital, and such intercompany loan is repaid when the subsidiary issues long-term
debt secured by its properties. All intercompany account balances and transactions have been eliminated in consolidation.

Certain of the Company’s consolidated subsidiaries are special purpose entities or VIEs. Each special purpose entity or VIE is a separate legal entity and is the sole owner of its assets and liabilities. The assets of the special purpose entities or VIEs may only be used to settle the liabilities of such entity and are not available to pay or otherwise satisfy obligations to the creditors of any owner or affiliate of the applicable special purpose entity or VIE. At September 30, 2025 and December 31, 2024, the special purpose entities held assets totaling
$13.5 billion and $13.2
billion, respectively, and had third-party liabilities totaling
$3.5 billion and $3.1
billion, respectively. At September 30, 2025 and December 31, 2024, the VIEs held assets totaling
$438.8 million and $275.7
million, respectively, and had third-party liabilities totaling
$1.7 million and $1.4
million, respectively. These assets and liabilities are included in the accompanying condensed consolidated balance sheets.
The Company is required to continually evaluate its VIE relationships and consolidate these entities when it is determined to be the primary beneficiary of their operations. A VIE is broadly defined as an entity where either: (i) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support, (ii) substantially all of an entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (iii) the equity investors as a group lack any of the following: (a) the power through voting or similar rights to direct the activities of an entity that most significantly impact the entity’s economic performance, (b) the obligation to absorb the expected losses of an entity, or (c) the right to receive the expected residual returns of an entity.
The designation of an entity as a VIE is reassessed upon certain events, including, but not limited to: (i) a change to the contractual arrangements of the entity or in the ability of a party to exercise its participation or kick-out
rights, (ii) a change to the capitalization structure of the entity, or (iii) acquisitions or sales of interests that constitute a change in control.
A variable interest holder is considered to be the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The Company qualitatively assesses whether it is (or is not) the primary beneficiary of a VIE. Consideration of various factors includes, but is not limited to, which activities most significantly impact the entity’s economic performance and the ability to direct those activities, the variable interest holder’s form of ownership interest, the variable interest holder’s representation on the VIE’s governing body, the size and seniority of the variable interest holder’s investment, the variable interest holder’s ability and the rights of other investors to participate in policy making decisions, the variable interest holder’s ability to manage its ownership interest relative to the other interest holders, and the variable interest holder’s ability to replace the VIE manager and/or liquidate the entity.
For its investments in entities that are not considered to be VIEs, the Company evaluates the type of ownership rights held by each party with an interest in the entity to determine if the Company holds a controlling financial interest. The assessment of whether the Company holds a controlling financial interest is made at inception of the entity and continually reassessed.
Consolidated VIE
The Company holds a
95
% ownership interest in and is the managing member of a joint venture entity formed in December 2023 that owns and leases real estate to lessees that are affiliates of the noncontrolling interest member. The Company has provided a $
170.8

million loan to the joint venture as of September 30, 2025. The Company classifies the joint venture as a VIE, as the equity holders do not have the obligation to absorb all future losses of the joint venture due to a provision that protects the equity holders from certain losses if an event of default occurs under the leases. The Company consolidates the joint venture as the primary beneficiary because it has the ability to control the activities that most significantly impact the VIE’s economic performance. The assets of the joint venture primarily consist of leased properties (net lease real estate accounted for as financing arrangements) and cash; its obligations primarily consist of debt service payments to the Company, which are eliminated in consolidation.

Basis of Accounting and Principles of Consolidation
The accompanying audited consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).
These consolidated statements include the accounts of STORE Capital Corporation and its wholly-owned subsidiaries and special purpose entities that it controlled through its voting interest for the periods prior to the Merger. For the periods after the Merger, these consolidated statements include the accounts of STORE Capital LLC, its wholly-owned subsidiaries, and special purpose entities, and variable interest entities (“VIEs”) that it controls through its voting interest and other means. One of the Company’s wholly owned subsidiaries, STORE Capital Advisors, LLC, provides all the general and administrative services for the day-to-day
operations of the consolidated group, including property acquisition and lease origination, real estate portfolio management and marketing, accounting and treasury services. The remaining subsidiaries were formed to acquire and hold real estate investments or to facilitate non-recourse
secured borrowing activities. Generally, the initial operations of the real estate subsidiaries are funded by an interest-bearing
intercompany loan from STORE Capital, and such intercompany loan is repaid when the subsidiary issues long-term
debt secured by its properties. All intercompany account balances and transactions have been eliminated in consolidation.

Certain of the Company’s consolidated subsidiaries are special purpose entities or VIEs. Each special purpose entity or VIE is a separate legal entity and is the sole owner of its assets and liabilities. The assets of the special purpose entities or VIEs may only be used to settle the liabilities of such entity and are not available to pay or otherwise satisfy obligations to the creditors of any owner or affiliate of the applicable special purpose entity or VIE. At December 31, 2024 and 2023, these special purpose entities held assets totaling $13.2 billion and $12.9 billion, respectively, and had third-party
liabilities totaling $3.1 billion and $2.8 billion, respectively. At December 31, 2024 and 2023, these VIEs held assets totaling $275.7 million and $267.9 million, respectively, and had third-party liabilities totaling $1.4 million and $3.1 million, respectively. These assets and liabilities are included in the accompanying consolidated balance sheets.
The Company is required to continually evaluate its VIE relationships and consolidate these entities when it is determined to be the primary beneficiary of their operations. A VIE is broadly defined as an entity where either: (i) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support, (ii) substantially all of an entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (iii) the equity investors as a group lack any of the following: (a) the power through voting or similar rights to direct the activities of an entity that most significantly impact the entity’s economic performance, (b) the obligation to absorb the expected losses of an entity, or (c) the right to receive the expected residual returns of an entity.
The designation of an entity as a VIE is reassessed upon certain events, including, but not limited to: (i) a change to the contractual arrangements of the entity or in the ability of a party to exercise its participation or kick-out
rights, (ii) a change to the capitalization structure of the entity, or (iii) acquisitions or sales of interests that constitute a change in control.
A variable interest holder is considered to be the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The Company qualitatively assesses whether it is (or is not) the primary beneficiary of a VIE. Consideration of various factors includes, but is not limited to, which activities most significantly impact the entity’s economic performance and the ability to direct those activities, the variable interest holder’s form of ownership interest, the variable interest holder’s representation on the VIE’s governing body, the size and seniority of the variable interest holder’s investment, the variable interest holder’s ability and the rights of other investors to participate in policy making decisions, the variable interest holder’s ability to manage its ownership interest relative to the other interest holders, and the variable interest holder’s ability to replace the VIE manager and/or liquidate the entity.
For its investments in entities that are not considered to be VIEs, the Company evaluates the type of ownership rights held by each party with an interest in the entity to determine if the Company holds a controlling financial interest. The assessment of whether the Company holds a controlling financial interest is made at inception of the entity and continually reassessed.
Consolidated VIE
The Company holds a 95% ownership interest in and is the managing member of a joint venture entity formed in December 2023 that owns and leases real estate to lessees that are affiliates of the noncontrolling interest holder. The Company also provided a $105.2 million loan to the joint venture. The Company classifies the joint venture as a VIE, as the equity holders do not have the obligation to absorb all future losses of the joint venture due to a provision that protects the equity holders from certain losses if an event of default occurs under the leases. The Company consolidates the joint venture as the primary beneficiary because it has the ability to control the activities that most significantly impact the VIE’s economic performance. The assets of the joint venture primarily consist of leased properties (net lease real estate accounted for as financing arrangements) and cash; its obligations primarily consist of debt service payments to the Company, which are eliminated in consolidation.

Accounting for the Merger
Accounting for the Merger
As further described in Note 10 to these consolidated financial statements, the Merger was accounted for using the asset acquisition method of accounting in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 805,
Business Combinations
(“ASC Topic 805”), which requires that the cost of an acquisition be allocated on a relative fair value basis to the assets purchased and the liabilities assumed. Direct transaction costs incurred by STORE Capital LLC as the acquirer and amounts transferred to reimburse STORE Capital Corporation for costs incurred as the acquiree to sell the business are included in the consideration transferred and capitalized as a component of the cost of the assets acquired. An assembled workforce intangible asset is recorded at the acquisition date if it is part of the asset group acquired. Goodwill is not recognized in an asset acquisition and consideration transferred in excess over the fair value of the net assets acquired, if any, is allocated on a relative fair value basis to the identifiable assets and liabilities.
As noted above, the consolidated financial statements of STORE Capital LLC reflect the recording of assets and liabilities at fair value as of the date of the Merger. The Merger resulted in the termination of the prior reporting entity and a corresponding creation of a new reporting entity. Accordingly, the Company’s consolidated financial statements and transactional records prior to the Closing Date, or February 3, 2023, reflect the historical accounting basis of assets and liabilities and are labeled “Predecessor” while such records subsequent to the Closing Date reflect the fair value of assets acquired and liabilities assumed in the Company’s consolidated financial statements and are labeled “Successor.” This change in reporting entity is represented in the consolidated financial statements by a black line that appears between “Predecessor” and “Successor” on the statements and in the relevant notes. The black line signifies that the amounts shown for the periods prior to and subsequent to the Merger are not comparable.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Although management believes its estimates are reasonable, actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Although management believes its estimates are reasonable, actual results could differ from those estimates.

Segment Reporting
Segment Reporting
The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 280,
Segment Reporting
, established standards for the manner in which enterprises report information about operating segments. The Company views its operations as one reportable segment. We are engaged in the business of acquiring, investing in and managing Single Tenant Operational Real Estate across the U.S. The Company’s operating results depend primarily upon generating rental revenue and interest income from leasing its properties. The Company’s
Chief Executive Officer
acts as the chief operating decision maker (“CODM”). Our CODM assesses entity-wide operating results and makes decisions on how to allocate resources based on consolidated net income, which is reported in the condensed consolidated statements of operations. Additionally, the measure of segment assets is reported in the condensed consolidated balance sheets as “Total assets.”

Segment Reporting
The FASB’s ASC Topic 280,
Segment Reporting
, established standards for the manner in which enterprises report information about operating segments. The Company views its operations as one reportable segment. We are engaged in the business of acquiring, investing in and managing Single Tenant Operational Real Estate across the U.S. The Company’s operating results depend primarily upon generating rental revenue and interest income from leasing its properties. The Company’s
Chief Executive Officer
acts as the chief operating decision maker (“CODM”). Our CODM assesses entity-wide operating results and makes decisions on how to allocate resources based on consolidated net income, which is reported in the consolidated statements of operations. Additionally, the measure of segment assets is reported in the consolidated balance sheets as “Total assets.”
Significant expenses categories, including interest, property costs, general and administrative and depreciation and amortization, are included on the Company’s consolidated statements of operations. Asset information is included on the consolidated balance sheets and in Note 3.

Investment Portfolio
Investment Portfolio
STORE Capital invests in real estate assets through three primary transaction types as summarized below. At the beginning of 2019, the Company adopted Accounting Standards Update (“ASU”)
2016-02,
Leases (Topic 842)
(“ASC Topic 842”) which had an impact on certain accounting related to the Company’s investment portfolio.

•
Real Estate Investments – investments are generally made in one of two ways, either through sale-leaseback transactions in which the Company acquires the real estate from the owner-operators and then leases the real estate back to them, or through acquisitions from third-party sellers in connection with which a new lease is entered into with the tenant. Both approaches result in long-term leases which are classified as operating or finance leases and, in both cases, the operators become the Company’s long-term tenants (its customers). If the terms of a lease contract specifically associated with a sale-leaseback transaction result in the lease being classified as a finance lease, or the lease contains certain terms, such as a purchase option, the transaction is required to be accounted for as a financing arrangement, due to the Company’s adoption of ASC Topic 842, rather than as an investment in real estate subject to an operating or finance lease.

•
Mortgage Loans Receivable – investments are made by issuing mortgage loans to the owner-operators of the real estate that serves as the collateral for the loans and the operators become long-term borrowers and customers of the Company. On occasion, the Company may also make other types of loans to its customers, such as equipment loans.

•
Hybrid Real Estate Investments – investments are made through modified sale-leaseback transactions, where the Company acquires land from the owner-operators, leases the land back through long-term leases and simultaneously issues mortgage loans to the operators secured by the buildings and improvements on the land. Hybrid real estate investment transactions are generally accounted for as operating leases of the land and mortgage loans on the buildings and improvements.

Investment Portfolio
STORE Capital invests in real estate assets through three primary transaction types as summarized below. At the beginning of 2019, the Company adopted Accounting Standards Update (“ASU”)
2016-02,
Leases (Topic

842)
(“ASC Topic 842”) which had an impact on certain accounting related to the Company’s investment portfolio.

•
Real Estate Investments
– investments are generally made in one of two ways, either through sale-leaseback transactions in which the Company acquires the real estate from the owner-operators and then leases the real estate back to them, or through acquisitions from third-party sellers in connection with which a new lease is entered into with the tenant. Both approaches result in long-term leases which are classified as operating or finance leases and, in both cases, the operators become the Company’s long-term
tenants (its customers). If the terms of a lease contract specifically associated with a sale-leaseback transaction result in the lease being classified as a finance lease, or the lease contains terms, such as a purchase option, the transaction is required to be accounted for as a financing arrangement, due to the Company’s adoption of ASC Topic 842, rather than as an investment in real estate subject to an operating or finance lease.

•
Mortgage Loans Receivable
– investments are made by issuing mortgage loans to the owner-operators of the real estate that serves as the collateral for the loans and the operators become long-term borrowers and customers of the Company. On occasion, the Company may also make other types of loans to its customers, such as equipment loans.

•
Hybrid Real Estate Investments
– investments are made through modified sale-leaseback transactions, where the Company acquires land from the owner-operators, leases the land back through long-term leases and simultaneously issues mortgage loans to the operators secured by the buildings and improvements on the land. Subsequent to the adoption of ASC Topic 842, new or modified hybrid real estate investment transactions are generally accounted for as operating leases of the land and mortgage loans on the buildings and improvements.

Accounting for Real Estate Investments
Accounting for Real Estate Investments
Classification and Cost
STORE Capital records the acquisition of real estate properties at cost, including acquisition and closing costs. The Company allocates the cost of real estate properties to the tangible and intangible assets and liabilities acquired based on their estimated relative fair values. Intangible assets and liabilities acquired may include the value of existing in-place
leases, above-market or below-market lease value of
in-place
leases and ground lease-related intangibles, as applicable. Management uses multiple sources to estimate fair value, including independent appraisals and information obtained about each property as a result of its pre-acquisition due diligence and its marketing and leasing activities. Certain of the Company’s lease contracts allow its tenants the option, at their election, to purchase the leased property from the Company at a specified time or times (generally at the greater of the then-fair market value or the Company’s cost, as defined in the lease contracts). Subsequent to the adoption of ASC Topic 842, for real estate assets acquired through a sale-leaseback transaction and subject to a lease contract that, due to the terms of the contract, is classified as a finance lease, or where the contract contains a purchase option, the Company accounts for such an acquisition as a financing arrangement and records the investment in loans and financing receivables, net on the condensed consolidated balance sheets. For contracts accounted for as a financing arrangement due to the presence of a purchase option, should the purchase option later expire or be removed from the lease contract, the Company would derecognize the asset accounted for as a financing arrangement and recognize the transferred leased asset in real estate investments.
In-place lease intangibles are valued based on management’s estimates of lost rent and carrying costs during the time it would take to locate a tenant if the property were vacant, considering current market conditions and costs to execute similar leases. In estimating lost rent and carrying costs, management considers market rents, real estate taxes, insurance, costs to execute similar leases (including leasing commissions) and other related costs. The value assigned to in-place leases is amortized on a straight-line basis as a component of depreciation and amortization expense typically over the remaining term of the related leases.
The fair value of any above-market or below-market lease is estimated based on the present value of the difference between the contractual amounts to be paid pursuant to the in-place lease and management’s estimate of current market lease rates for the property, measured over a period equal to the remaining term of the lease. Capitalized above-market lease intangibles are amortized over the remaining term of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining term of the respective leases plus the contractual renewal periods on those leases, if any. Should a lease terminate early, the unamortized portion of any related lease intangible is immediately recognized in operations.
The Company’s real estate portfolio is depreciated using the straight-line
method over the estimated remaining useful life of the properties, which generally ranges from 20 to 40 years for buildings and is generally 10 to 15 years for land improvements. Properties classified as held for sale are recorded at the lower of their carrying value or their fair value, less anticipated selling costs. Any properties classified as held for sale are not depreciated.

Accounting for Real Estate Investments
Classification and Cost
STORE Capital records the acquisition of real estate properties at cost, including acquisition and closing costs. The Company allocates the cost of real estate properties to the tangible and intangible assets and liabilities acquired based on their estimated relative fair values. Intangible assets and liabilities acquired may include the value of existing in-place
leases, above-market or below-market lease value of
in-place
leases and ground lease-related intangibles, as applicable. Management uses multiple sources to estimate fair value, including independent appraisals and information obtained about each property as a result of its pre-acquisition
due diligence and its marketing and leasing activities. Certain of the Company’s lease contracts allow its tenants the option, at their election, to purchase the leased property from the Company at a specified time or times (generally at the greater of the then-fair
market value or the Company’s cost, as defined in the lease contracts). Subsequent to the adoption of ASC Topic 842, for real estate assets acquired through a sale-leaseback transaction and subject to a lease contract that, due to the terms of the contract is classified as a finance lease, or where the contract contains a purchase option, the Company accounts for such an acquisition as a financing arrangement and records the investment in loans and financing receivables on the consolidated balance sheets. For contracts accounted for as a financing arrangement due to the presence of a purchase option, should the purchase option later expire or be removed from the lease contract, the Company would derecognize the asset accounted for as a financing arrangement and recognize the transferred leased asset in real estate investments.
In-place
lease intangibles are valued based on management’s estimates of lost rent and carrying costs during the time it would take to locate a tenant if the property were vacant, considering current market conditions and costs to execute similar leases. In estimating lost rent and carrying costs, management considers market rents, real estate taxes, insurance, costs to execute similar leases (including leasing commissions) and other related costs. The value assigned to in-place
leases is amortized on a
straight-line
basis as a component of depreciation and amortization expense typically over the remaining term of the related leases.

The fair value of any
above-market
or
below-market
lease is estimated based on the present value of the difference between the contractual amounts to be paid pursuant to the in-place
lease and management’s estimate of current market lease rates for the property, measured over a period equal to the remaining term of the lease. Capitalized above-market
lease intangibles are amortized over the remaining term of the respective leases as a decrease to rental revenue.
Below-market
lease intangibles are amortized as an increase in rental revenue over the remaining term of the respective leases plus the contractual renewal periods on those leases, if any. Should a lease terminate early, the unamortized portion of any related lease intangible is immediately recognized in operations.
The Company’s real estate portfolio is depreciated using the straight-line
method over the estimated remaining useful life of the properties, which generally ranges from 20 to 40 years for buildings and is generally 10 to 15 years for land improvements. Properties classified as held for sale are recorded at the lower of their carrying value or their fair value, less anticipated selling costs. Any properties classified as held for sale are not depreciated.

Revenue Recognition
Revenue Recognition
STORE Capital leases real estate to its tenants under long-term net leases that are predominantly classified as operating leases, but in certain circumstances are classified as financing arrangements or finance leases. The Company’s leases generally provide for rent escalations throughout the lease terms. For leases classified as operating leases that provide for specific contractual escalations, rental revenue is recognized on a straight-line basis so as to produce a constant periodic rent over the term of the lease. When a lease classified as a financing arrangement provides the same specific contractual escalations, lease payments accounted for as interest income are recognized using the effective interest method. Accordingly, straight-line operating lease receivables and interest income receivables, calculated as the aggregate difference between the rental revenue recognized on a straight-line basis or interest income recognized using the effective interest method, respectively, and scheduled rents or interest, represent unbilled rent receivables that the Company will receive only if the tenants make all rent or interest payments required through the expiration of the leases. These straight-line operating lease receivables and interest income receivables are included in other assets, net and loans and financing receivables, net, respectively, on the condensed consolidated balance sheets. The Company reviews its straight-line operating lease receivables and interest income receivables for collectibility on a contract by contract basis and any amounts not considered substantially collectible are written off against rental revenues or interest income, respectively. As of September 30, 2025 and December 31, 2024, the Company had

$
87.4
 million and $
63.1

million, respectively, of straight-line operating lease receivables and interest income receivables. Leases that have contingent rent escalators indexed to future increases in the Consumer Price Index (“CPI”) may adjust over a one-year
period or over
multiple-year
periods. Often, these escalators increase rent at (a)
1
to
1.25
times the increase in the CPI over a specified period or (b) a fixed percentage. Because of the volatility and uncertainty with respect to future changes in the CPI, the Company’s inability to determine the extent to which any specific future change in the CPI is probable at each rent adjustment date during the entire term of these leases and the Company’s view that the multiplier does not represent a significant leverage factor, increases in rental revenue from leases with this type of escalator are recognized only after the changes in the rental rates have actually occurred.
In addition to base rental revenue and interest income, certain leases, including leases classified as financing arrangements, also have contingent rentals that are based on a percentage of the tenant’s gross sales; the Company recognizes contingent rental revenue and interest income when the threshold upon which the contingent lease payment is based is achieved. Approximately
3.4%
of the Company’s investment portfolio is subject to leases that provide for contingent rent based on a percentage of the tenant’s gross sales; historically, contingent rent recognized has been less than
1.0%
of rental revenues and interest income.
The Company reviews its revenue and interest receivables for collectibility on a regular basis, taking into consideration changes in factors such as the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area where the property is located. In the event that the collectibility of lease payments with respect to any tenant is not probable, a direct write-off
of the receivable is made and any future rental revenue or interest income is recognized only when the tenant makes a rental payment or when collectibility is again deemed probable.
Direct costs incremental to successful lease origination, offset by any lease origination fees received, are deferred and amortized over the related lease term as an adjustment to rental revenue. The Company periodically commits to fund the construction of new properties for its customers; rental revenue collected during the construction period is deferred and amortized over the remaining lease term when the construction project is complete. Substantially all of the Company’s leases are triple net, which means that the lessees are directly responsible for the payment of all property operating expenses, including property taxes, maintenance and insurance. For a few lease contracts, the Company collects property taxes from its customers and remits those taxes to governmental authorities. These property tax payments are presented on a gross basis as part of both rental revenues and property costs in the condensed consolidated statements of operations.

Revenue Recognition
STORE Capital leases real estate to its tenants under
long-term
net leases that are predominantly classified as operating leases but in certain circumstances are classified as financing arrangements or finance leases. The Company’s leases generally provide for rent escalations throughout the lease terms. For leases classified as operating leases that provide for specific contractual escalations, rental revenue is recognized on a straight-line
basis so as to produce a constant periodic rent over the term of the lease. When a lease, classified as a financing arrangement, provides the same specific contractual escalations, lease payments accounted for as interest income are recognized on a straight-line basis in the same manner. Accordingly, straight-line operating lease receivables and straight-line interest income receivables, calculated as the aggregate difference between the rental revenue or interest income recognized on a straight-line
basis and scheduled rents or interest, represent unbilled rent receivables that the Company will receive only if the tenants make all rent or interest payments required through the expiration of the leases; these receivables are included in other assets, net on the consolidated balance sheets. The Company reviews its straight-line operating lease and interest income receivables for collectibility on a contract by contract basis and any amounts not considered substantially collectible are written off against rental revenues. As of December 31, 2024 and 2023, the Company had $63.1 million and $13.3 million, respectively, of total straight-line operating lease and interest income receivables. Leases that have contingent rent escalators indexed to future increases in the Consumer Price Index (“CPI”) may adjust over a one-year
period or over
multiple-year
periods. Often, these escalators increase rent at (a) 1 to 1.25 times the increase in the CPI over a specified period or (b) a fixed percentage. Because of the volatility and uncertainty with respect to future changes in the CPI, the Company’s inability to determine the extent to which any specific future change in the CPI is probable at each rent adjustment date during the entire term of these leases and the Company’s view that the multiplier does not represent a significant leverage factor, increases in rental revenue from leases with this type of escalator are recognized only after the changes in the rental rates have actually occurred.
In addition to base rental revenue, certain leases also have contingent rentals that are based on a percentage of the tenant’s gross sales; the Company recognizes contingent rental revenue when the threshold upon which the contingent lease payment is based is achieved. Approximately 2.9% of the Company’s investment portfolio is subject to leases that provide for contingent rent based on a percentage of the tenant’s gross sales; historically, contingent rent recognized has been less than 2.0% of rental revenues.
The Company reviews its revenue and interest receivables for collectibility on a regular basis, taking into consideration changes in factors such as the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area where the property is located. In the event that the collectibility of lease payments with respect to any tenant is not probable, a direct write-off
of the receivable is made and any future rental revenue or interest income is recognized only when the tenant makes a rental payment or when collectibility is again deemed probable.

Direct costs incremental to successful lease origination, offset by any lease origination fees received, are deferred and amortized over the related lease term as an adjustment to rental revenue. The Company periodically commits to fund the construction of new properties for its customers; rental revenue collected during the construction period is deferred and amortized over the remaining lease term when the construction project is complete. Substantially all of the Company’s leases are triple net, which means that the lessees are directly responsible for the payment of all property operating expenses, including property taxes, maintenance and insurance. For a few lease contracts, the Company collects property taxes from its customers and remits those taxes to governmental authorities. Subsequent to the adoption of ASC Topic 842, these property tax payments are presented on a gross basis as part of both rental revenues and property costs in the consolidated statements of operations.

Impairment
Impairment
STORE Capital reviews its real estate investments and related lease intangibles periodically for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through operations. Such events or changes in circumstances may include an expectation to sell certain assets in accordance with the Company’s long-term strategic plans. Management considers factors such as expected future undiscounted cash flows, capitalization and discount rates, terminal value, tenant improvements, market trends (such as the effects of leasing demand and competition) and other factors including bona fide purchase offers received from third parties in making this assessment. Depending on their nature, these factors are classified as Level 2 or Level 3 inputs within the fair value hierarchy, discussed in
Fair Value Measurement
below. If an asset is determined to be impaired, the impairment is calculated as the amount by which the carrying value of the asset exceeds its estimated fair value. Estimating future cash flows is highly subjective and such estimates could differ materially from actual results.
During the three and nine months ended September 30, 2025, the Company recognized an aggregate provision for the impairment of real estate of
 $9.8 million and $22.5
million, respectively. For the assets impaired in 2025, the estimated aggregate fair value of the impaired real estate assets at the time of impairment aggregated
$56.9
million. The Company recognized an aggregate provision for the impairment of real estate of
$8.7 million and $22.8
million during the three and nine months ended September 30, 2024, respectively.

Impairment
STORE
Capital
reviews its real estate investments and related lease intangibles periodically for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through operations. Such events or changes in circumstances may include an expectation to sell certain assets in accordance with the Company’s long-term strategic plans. Management considers factors such as expected future undiscounted cash flows, capitalization and discount rates, terminal value, tenant improvements, market trends (such as the effects of leasing demand and competition) and other factors including bona fide purchase offers received from third parties in making this assessment. Depending on their nature, these factors are classified as Level 2 or Level 3 inputs within the fair value hierarchy, discussed in
Fair Value Measurement
below. If an asset is determined to be impaired, the impairment is calculated as the amount by which the carrying value of the asset exceeds its estimated fair value. Estimating future cash flows is highly subjective and such estimates could differ materially from actual results.
During the year ended December 31, 2024, the Company recognized an aggregate provision for the impairment of real estate of $23.6 million. For the assets impaired in 2024, the estimated aggregate fair value of the impaired real estate assets at the time of impairment aggregated $81.1 million. The Company recognized aggregate provisions for the impairment of real estate of $17.6 million and $16.0 million for the period from February 3, 2023 through December 31, 2023, and the year ended December 31, 2022, respectively. No impairment of real estate was recognized during the period from January 1, 2023 through February 2, 2023.

Accounting for Loans and Financing Receivables
Accounting for Loans and Financing
Receivables
Loans Receivable – Classification, Cost and Revenue Recognition
STORE Capital holds its loans receivable, which are primarily mortgage loans secured by real estate, for long-term
investment. Loans receivable are carried at amortized cost, including related unamortized discounts or premiums, if any.
The Company recognizes interest income on loans receivable using the effective-interest
method applied on a
loan-by-loan
basis. Direct costs associated with originating loans are offset against any related fees received and the balance, along with any premium or discount, is deferred and amortized as an adjustment to interest income over the term of the related loan receivable using the effective-interest method. A loan receivable is placed on nonaccrual status when the loan has become more than 60 days past due, or earlier if management determines that full recovery of the contractually specified payments of principal and interest is doubtful. While on nonaccrual status, interest income is recognized only when received. As of September 30, 2025 and December 31, 2024, the Company had loans receivable with an aggregate outstanding principal balance of
$26.9 million and $64.7
million, respectively, on nonaccrual status.
Sale-Leaseback Transactions Accounted for as Financing Arrangements – Classification, Cost and Revenue Recognition
Lease contracts accounted for as financing arrangements are initially recorded at an amount equal to the cost of the associated real estate, including acquisition and closing costs. Certain financing arrangements which include fixed rent escalations are subsequently accounted for using the effective interest method as discussed in
Accounting for Real Estate Investments, Revenue Recognition
above. The Company recognizes revenue from sale-leaseback transactions accounted for as financing arrangements as interest income on the condensed consolidated statement of operations.
Sales-Type Receivables – Classification, Cost and Revenue Recognition
Sales-type receivables are recorded at their net investment, determined as the present value of both the aggregate minimum lease payments and the estimated residual value of the leased property less unearned income. The unearned income is recognized over the life of the related contracts so as to produce a constant rate of return on the net investment in the assets. Rental payments received and the amortization of unearned income are recorded as interest income on the condensed consolidated statement of operations.
Impairment and Provision for Credit Losses
The Company accounts for provision of credit losses in accordance with ASU
2016-13,
Financial Instruments — Credit Losses (
“
Topic 326
”
): Measurement of Credit Losses on Financial Instruments
(“ASC Topic 326”). In accordance with ASC Topic 326, the Company evaluates the collectibility of its loans and financing receivables at the time each financing receivable is issued and subsequently on a quarterly basis utilizing an expected credit loss model based on credit quality indicators. The primary credit quality indicator is the implied credit rating associated with each borrower, utilizing two categories, investment grade and non-investment grade. The Company computes implied credit ratings based on regularly received borrower financial statements using Moody’s Analytics RiskCalc. The Company considers the implied credit ratings, loan and financing receivable term to maturity and underlying collateral value and quality, if any, to calculate the expected credit loss over the remaining life of the receivable. Loans are written off against the allowance for credit loss when all or a portion of the principal amount is determined to be uncollectible. During the three and nine months ended September 30, 2025, the Company recognized an estimated
$2.0 million and $3.8
million, respectively, of provisions for credit losses related to its loans and financing receivables; the provision for credit losses is included in provisions for impairment on the condensed consolidated statements of operations. During the three and nine months ended September 30, 2024, the Company recognized an estimated
$2.7 million and $6.0
million, respectively, of provisions for credit losses. During the three months ended September 30, 2025, the Company did not write off any credit losses associated with loans and financing receivables. During the nine months ended September 30, 2025, the Company wrote off
$2.6
million of loans receivable against previously established reserves for credit losses. For the three and nine months ended September 30, 2024, the Company did not write off any credit losses associated with loans and financing receivables.

Accounting for Loans and Financing Receivables
Loans Receivable – Classification, Cost and Revenue Recognition
STORE Capital holds its loans receivable, which are primarily mortgage loans secured by real estate, for long-term
investment. Loans receivable are carried at amortized cost, including related unamortized discounts or premiums, if any.
The Company recognizes interest income on loans receivable using the effective-interest method applied on a loan-by-loan
basis. Direct costs associated with originating loans are offset against any related fees received and the balance, along with any premium or discount, is deferred and amortized as an adjustment to interest income over the term of the related loan receivable using the effective-interest method. A loan receivable is placed on nonaccrual status when the loan has become more than 60 days past due, or earlier if management determines that full recovery of the contractually specified payments of principal and interest is doubtful. While on nonaccrual status, interest income is recognized only when received. As of December 31, 2024 and 2023, the Company had loans receivable with an aggregate outstanding principal balance of $64.7 million and $54.8 million, respectively, on nonaccrual status.
Sale-Leaseback Transactions Accounted for as Financing Arrangements – Classification, Cost and Revenue Recognition
Lease contracts accounted for as financing arrangements are recorded at an amount equal to the cost of the associated real estate, including acquisition and closing costs. The Company recognizes revenue from sale-leaseback transactions accounted for as financing arrangements as interest income on the statement of operations.
Sales-Type Receivables – Classification, Cost and Revenue Recognition
Sales-type receivables are recorded at their net investment, determined as the present value of both the aggregate minimum lease payments and the estimated residual value of the leased property less unearned income. The unearned income is recognized over the life of the related contracts so as to produce a constant rate of return on the net investment in the assets. Rental payments received and the amortization of unearned income are recorded as interest income on the statement of operations.
Impairment and Provision for Credit Losses
The Company accounts for provision of credit losses in accordance with ASU
2016-13,
Financial Instruments — Credit Losses (“Topic 326”): Measurement of Credit Losses on Financial Instruments (“ASC Topic 326”)
. In accordance with ASC Topic 326, the Company evaluates the collectibility of its loans and financing receivables at the time each financing receivable is issued and subsequently on a quarterly basis utilizing an expected credit loss model based on credit quality indicators. The primary credit quality indicator is the implied credit rating associated with each borrower, utilizing two categories, investment grade and non-investment
grade. The Company computes implied credit ratings based on regularly received borrower financial statements using Moody’s Analytics RiskCalc. The Company considers the implied credit ratings, loan and financing receivable term to maturity and underlying collateral value and quality, if any, to calculate the expected credit loss over the remaining life of the receivable. Loans are written off against the allowance for credit loss when all or a portion of the principal amount is determined to be uncollectible. For the year ended December 31, 2024, the period from February 3, 2023 through December 31, 2023 and the year ended December 31, 2022, the Company recognized an estimated $8.3 million, $7.7 million, and $0.4 million, respectively, of net provisions for credit losses related to its loans and financing receivables; the provision for credit losses is included in provisions for impairment on the consolidated statements of operations. For the period from January 1, 2023 through February 2, 2023, no provisions for credit losses were recognized. For the year ended December 31, 2024 the Company did not write off any credit losses associated with loans receivable. For the period from February 3, 2023 through December 31, 2023, the net provision for credit losses included a reduction of $2.1 million associated with the sale of certain loans and financing receivables and the Company did not write off any loans receivable. During the year ended December 31, 2022, the Company wrote off $3.7 million of loans receivable against previously established reserves for credit losses.

Accounting for Operating Ground Lease Assets
Accounting for Operating Ground Lease
Assets
As part of certain real estate investment transactions, the Company may enter into long-term operating ground leases as a lessee. The Company is required to recognize an operating ground lease (or right-of-use)
asset and related operating lease liability for each of these operating ground leases. Operating ground lease assets and operating lease liabilities are recognized based on the present value of the lease payments. The Company uses its estimated incremental borrowing rate, which is the estimated rate at which the Company could borrow on a collateralized basis with similar payments over a similar term, in determining the present value of the lease payments.
Many of these operating lease contracts include options for the Company to extend the lease; the option periods are included in the minimum lease term if it is reasonably likely the Company will exercise the option(s). Rental expense for the operating ground lease contracts is recognized in property costs on a straight-line basis over the lease term. Some of the contracts have contingent rent escalators indexed to future increases in the CPI and a few contracts have contingent rentals that are based on a percentage of the gross sales of the property; these payments are recognized in expense as incurred. The payment obligations under these contracts are typically the responsibility of the tenants operating on the properties, in accordance with the Company’s leases with the respective tenants. As a result, the Company also recognizes sublease rental revenue on a straight-line basis over the term of the Company’s sublease with the tenant; the sublease income is included in rental revenues.

Accounting for Operating Ground Lease Assets
As part of certain real estate investment transactions, the Company may enter into long-term operating ground leases as a lessee. The Company is required to recognize an operating ground lease (or right-of-use)
asset and related operating lease liability for each of these operating ground leases. Operating ground lease assets and operating lease liabilities are recognized based on the present value of the lease payments. The Company uses its estimated incremental borrowing rate, which is the estimated rate at which the Company could borrow on a collateralized basis with similar payments over a similar term, in determining the present value of the lease payments.
Many of these operating lease contracts include options for the Company to extend the lease; the option periods are included in the minimum lease term if it is reasonably likely the Company will exercise the option(s). Rental expense for the operating ground lease contracts is recognized in property costs on a straight-line basis over the lease term. Some of the contracts have contingent rent escalators indexed to future increases in the CPI and a few contracts have contingent rentals that are based on a percentage of the gross sales of the property; these payments are recognized in expense as incurred. The payment obligations under these contracts are typically the responsibility of the tenants operating on the properties, in accordance with the Company’s leases with the respective tenants. As a result, the Company also recognizes sublease rental revenue on a straight-line basis over the term of the Company’s sublease with the tenant; the sublease income is included in rental revenues.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash and highly liquid investment securities with maturities at acquisition of three months or less. The Company invests cash primarily in money-market
funds of major financial institutions, consisting predominantly of U.S. Government obligations.

Cash and Cash
Equivalents
Cash and cash equivalents include cash and highly liquid investment securities with maturities at acquisition of three months or less. The Company invests cash primarily in money-market
funds of major financial institutions, consisting predominantly of U.S. Government obligations.

Restricted Cash
Restricted Cash
Restricted cash may include reserve account deposits held by lenders, including deposits required to be used for future investment in real estate assets, escrow deposits and cash proceeds from the sale of assets held by a qualified intermediary to facilitate tax-deferred
exchange transactions under Section 1031 of the Internal Revenue Code. The Company had $23.6 million and $9.9 million of restricted cash at September 30, 2025 and December 31, 2024, respectively, which are included in other assets, net
,
on the condensed consolidated balance sheets.

Restricted Cash
Restricted cash may include reserve account deposits held by lenders, including deposits required to be used for future investment in real estate assets, escrow deposits and cash proceeds from the sale of assets held by a qualified intermediary to facilitate tax-deferred
exchange transactions under Section 1031 of the Internal Revenue Code. The Company had $9.9 million and $10.8 million of restricted cash at December 31, 2024 and 2023, respectively, which are included in other assets, net
, on the consolidated balance sheets.

Deferred Financing and Other Debt Costs
Deferred Financing and Other Debt Costs
Financing costs related to the issuance of the Company’s long-term debt are deferred and amortized as an increase to interest expense over the term of the related debt instrument using the effective-interest method and are reported as a reduction of the related debt balance on the condensed consolidated balance sheets. Costs paid to a lender as part of a debt issuance are recorded as a debt discount and amortized as an increase to interest expense over the term of the related debt instrument using the effective-interest method and are reported as a reduction of the related debt balance on the condensed consolidated balance sheets. Financing costs related to the Company’s credit facility are deferred and amortized to interest expense over the term of the credit facility and are included in other assets, net, on the condensed consolidated balance sheets.

Deferred Financing and Other Debt Costs
Financing costs related to the issuance of the Company’s long-term debt are deferred and amortized as an increase to interest expense over the term of the related debt instrument using the effective-interest method and are reported as a reduction of the related debt balance on the consolidated balance sheets. Costs paid to a lender as part of a debt issuance are recorded as a debt discount and amortized as an increase to interest expense over the term of the related debt instrument using the effective-interest method and are reported as a reduction of the related debt balance on the consolidated balance sheets. Financing costs related to the establishment of the Company’s credit facility are deferred and amortized to interest expense over the term of the credit facility and are included in other assets, net, on the consolidated balance sheets.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
The Company may enter into derivative contracts as part of its overall financing strategy to manage the Company’s exposure to changes in interest rates associated with current and/or future debt issuances. The Company does not use derivatives for trading or speculative purposes. The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, the Company enters into derivative financial instruments only with counterparties with high credit ratings and with major financial institutions with which the Company may also have other financial relationships. The Company does not anticipate that any of the counterparties will fail to meet their obligations.
The Company records its derivatives on the balance sheet at fair value. All derivatives subject to a master netting arrangement in accordance with the associated master International Swap and Derivatives Association agreement have been presented on a net basis by counterparty portfolio for purposes of balance sheet presentation and related disclosures. See Note 7 for a summary of net derivative balances recorded on the condensed consolidated balance sheets and gross asset and liability balances as if the Company had not elected to offset the asset and liability balances of the derivative instruments with each of its counterparties. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the earnings effect of the hedged forecasted transactions in a cash flow hedge. The changes in the fair value of derivatives designated and that qualify as cash flow hedges are recorded in accumulated other comprehensive income. Amounts reported in accumulated other comprehensive income related to cash flow hedges are reclassified to operations as an adjustment to interest expense as interest payments are made on the hedged debt transaction.
As of September 30, 2025 and December 31, 2024, respectively, the Company had 21 interest rate swap agreements in place. Ten of the interest rate swap agreements have an aggregate notional value of $1.0 billion, with two maturing in February 2027, one maturing in April 2027, six maturing in May 2027 and one maturing in May 2029, and as of September 30, 2025 are designated cash flow hedges of the Company’s $1.0 billion variable-rate bank unsecured term loan which matures in September 2030 (Note 4). Six of the interest rate swap agreements with an aggregate notional value of $650.0 million, three with maturities of February 2027, one with a maturity of May 2027 and two with a maturity of July 2028, are, as of September 30, 2025, designated cash flow hedges of the Company’s $650.0 million floating-rate bank unsecured term loan which matures in September 2028 (Note 4). Five interest rate swap agreements with an aggregate notional value of $373.6 million, with two maturing in May 2027 and three maturing in July 2028, are, as of September 30, 2025, designated cash flow hedges of the Company’s variable-rate unsecured revolving credit facility which matures in September 2029 (Note 4).

Derivative Instruments and Hedging Activities
The Company may enter into derivative contracts as part of its overall financing strategy to manage the Company’s exposure to changes in interest rates associated with current and/or future debt issuances. The Company does not use derivatives for trading or speculative purposes. The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, the Company enters into derivative financial instruments only with counterparties with high credit ratings and with major financial institutions with which the Company may also have other financial relationships. The Company does not anticipate that any of the counterparties will fail to meet their obligations.
The Company records its derivatives on the balance sheet at fair value. All derivatives subject to a master netting arrangement in accordance with the associated master International Swap and Derivatives Association agreement have been presented on a net basis by counterparty portfolio for purposes of balance sheet presentation and related disclosures. See Note 9 for a summary of net derivative balances recorded on the consolidated balance sheets and gross asset and liability balances as if the Company had not elected to offset the asset and liability balances of the derivative instruments with each of its counterparties. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the earnings effect of the hedged forecasted transactions in a cash flow hedge. The changes in the fair value of derivatives designated and that qualify as cash flow hedges are recorded in accumulated other comprehensive income (loss). Amounts reported in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified to operations as an adjustment to interest expense as interest payments are made on the hedged debt transaction.
As of December 31, 2024, the Company had 21 interest rate swap agreements in place. Eleven of the interest rate swap agreements have an aggregate notional value of $921.1 million, with ten maturing in May 2027 and one maturing in May 2029, and are designated cash flow hedges of the Company’s $921.1 million variable-rate bank unsecured term loan which matures in April 2027 (Note 4). Three interest rate swap agreements with an aggregate notional value of $375.0 million and maturing in February 2027 are designated cash flow hedges of the Company’s variable-rate unsecured revolving credit facility which matures in February 2027 (Note 4). Seven of the interest rate swap agreements with an aggregate notional value of $727.5 million, two with maturities in February 2027, and five with maturities in July 2028, are designated cash flow hedges of the Company’s $727.5 million floating-rate bank incremental unsecured term loan which matures in July 2026 (Note 4). As of December 31, 2023, the Company had 20 derivative instruments in place.

Fair Value Measurement
Fair Value Measurement
The Company estimates the fair value of financial and
non-financial
assets and liabilities based on the framework established in fair value accounting guidance. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The hierarchy described below prioritizes inputs to the valuation techniques used in measuring the fair value of assets and liabilities. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs to be used when available. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

•	Level 1—Quoted market prices in active markets for identical assets and liabilities that the Company has the ability to access.

•
Level 2—Significant inputs that are observable, either directly or indirectly. These types of inputs would include quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets in inactive markets and market-corroborated inputs.

•	Level 3—Inputs that are unobservable and significant to the overall fair value measurement of the assets or liabilities. These types of inputs include the Company’s own assumptions.

Fair Value Measurement
The Company estimates the fair value of financial and
non-financial
assets and liabilities based on the framework established in fair value accounting guidance. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The hierarchy described below prioritizes inputs to the valuation techniques used in measuring the fair value of assets and liabilities. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs to be used when available. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

•	Level 1—Quoted market prices in active markets for identical assets and liabilities that the Company has the ability to access.

•
Level 2—Significant inputs that are observable, either directly or indirectly. These types of inputs would include quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets in inactive markets and market-corroborated
inputs.

•	Level 3—Inputs that are unobservable and significant to the overall fair value measurement of the assets or liabilities. These types of inputs include the Company’s own assumptions.

Share-based Compensation
Share-based
Compensation
Historically, directors and employees of the Company had been granted long-term
incentive awards, including restricted stock awards (“RSAs”) and restricted stock unit awards (“RSUs’), which provided such directors and employees with equity interests as an incentive to remain in the Company’s service and aligned their interests with those of the Company’s stockholders. As of the closing of the Merger, the Company no longer has any equity incentives outstanding.

Income Taxes
Income Taxes
As a REIT, the Company is generally not subject to federal income tax but is subject to certain state and local income taxes as well as federal income and excise tax on its undistributed income. STORE Investment Corporation, the Company’s wholly owned taxable REIT subsidiary (“TRS”) created to engage in non-qualifying
REIT activities, is subject to federal, state and local income taxes, but these annual taxes have historically been and are currently estimated to be negligible and have not been nor will be impacted by the Merger transaction, the income tax implications of which (to the Company) are referenced hereinafter.
Following the Merger, the Company’s new ownership structure and status as a privately held REIT caused multiple state income tax jurisdictions to view the Company as a captive REIT, resulting in state income tax liabilities to which the Company was not previously subject when it was publicly traded.
During the nine months ended September 30, 2025, the Company’s status as a captive REIT in most states ceased, which significantly reduced the state income tax liabilities that were triggered by the Merger. As such, the Company expects its state effective income tax rate, with respect to most captive REIT jurisdictions, to be zero for the foreseeable future. After applying the projected future effective income tax rate of approximately zero to the Company’s temporary differences, the
$11.7
million balance in its net deferred tax liability recorded at December 31, 2024 was reversed in full during the nine months ended September 30, 2025, resulting in the recognition of a net tax benefit.
During the three and nine months ended September 30, 2025, the Company recorded an income tax expense of
$0.3 million and a benefit of $10.2
million, respectively, and an income tax benefit of
$2.7
million and an expense of
$1.6
million during the three and nine months ended September 30, 2024, respectively.
Certain state tax returns filed for 2021 and federal and state tax returns filed for 2022 through 2024 are subject to examination by the respective taxing authorities in these jurisdictions. As of September 30, 2025, management concluded that there is no
tax liability relating to uncertain income tax positions. The Company’s policy is to recognize interest related to any underpayment of income taxes as interest expense and to recognize any penalties as general and administrative expense. There was no
accrual for interest or penalties at September 30, 2025 or December 31, 2024.

Income Taxes
As a REIT, the Company generally will not be subject to federal income tax. It is still subject, however, to state and local income taxes and to federal income and excise tax on its undistributed income. STORE Investment Corporation is the Company’s wholly owned taxable REIT subsidiary (“TRS”) created to engage in non-qualifying
REIT activities. The TRS is subject to federal, state and local income taxes.
The Company provides for income taxes and the related accounts under the asset and liability method. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates expected to be in effect during the year in which the basis differences reverse. Valuation allowances are established when management determines
it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Related Party Transactions
Related Party Transactions
The Company has a service contract with PCSD Ivory Private Limited, an entity affiliated with GIC, one of the Company’s members, under which it has agreed to perform certain loan servicing and other administrative services on behalf of PCSD Ivory Private Limited in exchange for a servicing fee. During the three and nine months ended September 30, 2025, the Company recognized
$0.1 million and $0.5 million of fee income,

respectively, which is recorded in other income on the condensed consolidated statements of operations. During the three and nine months ended September 30, 2024, the Company recognized
$
0.2
 million and $
0.6

million, respectively, of fee income.
In accordance with the terms of the service contract and related arrangements, during the nine months ended September 30, 2025, the Company agreed to dispose of certain real estate assets held on behalf of PCSD Ivory Private Limited and recorded a related party liability equal to the fair value of the real estate assets. Such related party liability balance was
$27.4
million as of September 30, 2025.

Related Party Transactions
The Company has a service contract with PCSD Ivory Private Limited, an entity affiliated with GIC, the Company’s majority member, under which it has agreed to perform certain loan servicing and other administrative services on behalf of PCSD Ivory Private Limited in exchange for a servicing fee. During the year ended December 31, 2024, the Company collected $0.8 million of fee income which is recorded in other income on the consolidated statements of operations. No such amounts were recorded for the period from February 3, 2023 through December 31, 2023, the period from January 1, 2023 through February 2, 2023 or the year ended December 31, 2022.

Net Income Per Common Share
Net Income Per Common Share
Net income per common share has been computed for STORE Capital Corporation pursuant to the guidance in the FASB ASC Topic 260,
Earnings Per Share.
The guidance requires the classification of the Company’s unvested restricted common shares, which contain rights to receive non-forfeitable
dividends, as participating securities requiring the
two-class
method of computing net income per common share. The following table is a reconciliation of the numerator and denominator used in the computation of basic and diluted net income per common share (dollars in thousands):

	Predecessor
	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Numerator:
Net income	$25,787	$327,901
Less: Earnings attributable to unvested restricted shares	(41)	(558)

Net income used in basic and diluted income per share	$25,746	$327,343

Denominator:
Weighted average common shares outstanding	282,684,998	280,559,061
Less: Weighted average number of shares of unvested restricted stock	(446,847)	(453,584)

Weighted average shares outstanding used in basic income per share	282,238,151	280,105,477

Effects of dilutive securities:
Add: Treasury stock method impact of potentially dilutive securities (a)	100,254	—

Weighted average shares outstanding used in diluted income per share	282,338,405	280,105,477

(a)
For the period from January 1, 2023 to February 2, 2023 and the year ended December 31, 2022, excludes 197,026 shares and 121,112 shares, respectively, related to unvested restricted shares as the effect would have been antidilutive.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB or the SEC. The Company adopts the new pronouncements as of the specified effective date. When permitted, the Company may elect to early adopt the new pronouncements. Unless otherwise discussed, these new accounting pronouncements include technical corrections to existing guidance or introduce new guidance related to specialized industries or entities and, therefore, will have minimal, if any, impact on the Company’s financial position, results of operations or cash flows upon adoption.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740):
Improvements to Income Tax Disclosures
(“ASU
2023-09”),
which is effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the potential impact the adoption of ASU
2023-09
will have on the consolidated financial statements or notes to the consolidated financial statements.
In November 2024, the FASB issued ASU
2024-03,
Income statement (Subtopic
220-40)
Reporting Comprehensive Income—Expense Disaggregation Disclosures
(“ASU
2024-03”),
effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. The Company is currently evaluating the potential impact the adoption of ASU
2024-03
will have on its future disclosures.

Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB or the SEC. The Company adopts the new pronouncements as of the specified effective date. When permitted, the Company may elect to early adopt the new pronouncements. Unless otherwise discussed, these new accounting pronouncements include technical corrections to existing guidance or introduce new guidance related to specialized industries or entities and, therefore, will have minimal, if any, impact on the Company’s financial position, results of operations or cash flows upon adoption.
In December 2023, the FASB issued ASU
2023-09,
Income Taxes (Topic 740):
Improvements to Income Tax Disclosures,
which is effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the potential impact the adoption of ASU
2023-09
will have on the consolidated financial statements or notes to the consolidated financial statements.
In November 2024, the FASB issued ASU
2024-03,
Income statement (Subtopic
220-40)
Reporting Comprehensive Income
-
Expense Disaggregation Disclosures,
effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. The Company is currently evaluating the potential impact the adoption of ASU
2024-07
will have on its future disclosures.

Reclassifications
Reclassifications
We reclassified $23.7 million of interest income receivables associated with certain financing arrangements previously included in other assets, net on the condensed consolidated balance sheet as of December 31, 2024 to loans and financing receivables, net to conform to the presentation in this Quarterly Report on Form
10-Q.
This reclassification has no effect on total assets reported on the condensed consolidated balance sheet as of December 31, 2024.